Changes in Accounting Policies - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Interbank Offered Rate (IBOR)
Disclosure of voluntary change in accounting policy [line items]
Non-derivative financial assets	$ 2,750		$ 3,849
Non-derivative financial liabilities	77		70
Total notional amount	1,683		$ 9,417
Canadian Dollar Offered Rate (CDOR)
Disclosure of voluntary change in accounting policy [line items]
Non-derivative financial assets	396	$ 387
Non-derivative financial liabilities	5,892	6,286
Total notional amount	$ 11,725	$ 10,748